Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Subsequent Events
16. Subsequent Events
The Company has evaluated subsequent events from the unaudited consolidated balance sheet date through December
22
, 2023, the date at which the unaudited consolidated financial statements were issued and determined that there are no items to disclose other than those included below.
On July 1, 2023, the Company entered an amended and restated promissory note with ADEX, pursuant to which the Company agreed to advance ADEX up to $1,800 to fund payments related to the extension of the date by which ADEX must complete the merger. As of December
22
, 2023, the Company has advanced an additional total of $180 to ADEX under the amended and restated promissory note. Interest accrues from the applicable borrowing date on the outstanding principal balance at a rate per annum equal to the Applicable Federal Rate set forth by the Internal Revenue Service. All unpaid principal and accrued and unpaid interest under the amended and restated promissory note is due and payable in full on the earlier of (i) the date on which a definitive decision to liquidate ADEX is made by its board of directors, and (ii) the effective date of the merger involving the ADEX and the Company pursuant to the Merger Agreement.

In the fourth quarter
of
2023, the
 Company
completed additional private placements notes with certain accredited investors pursuant to which the Company issued promissory notes in the aggregate principal face amount of $
7,520
and a recognition of warrant liability of $
13,776
. The promissory notes have an interest rate of
15.0
% per annum. These notes are subject to mandatory or optional repayments, the outstanding principal amount of the promissory notes, together with all accrued and unpaid interest thereon, is due at various maturity dates. In December 2023, the Company updated $
15,213
of the private placement notes to extend the maturity dates out to 2025.
On November 8, 2023, the Company settled the litigation with the Washington County Commission, refer to Note 14 for settlement details.

19. Subsequent Events
The Company has evaluated subsequent events from the audited consolidated balance sheet date through April 6, 2023, the date at which the audited consolidated financial statements were issued and determined that there are no items to disclose other than those included below.
From January 1, 2023 through April 6, 2023, the Company issued additional unsecured promissory notes in the aggregate principal amount of $2,825 with an interest rate of 15.0% per annum and a maturity date of one year from the date of issuance of the promissory notes. In connection with the issuance of the promissory notes, the

Company also issued to the holders of the promissory notes warrants to purchase an aggregate of 107,614 Class B units of the Company at an exercise price of $0.01 per Class B unit. The number of Class B units exercisable under such warrants is subject to adjustment to a number of Class B units that when exchanged for merger consideration in the merger will equal an aggregate of 0.76875% of the outstanding equity interests in New GRIID immediately following the closing of the merger. The estimated dollar amount of Class B warrant units at the time of the audit report issuance is $1,106.
On January 13, 2023, the Company entered into an amended and restated promissory note with ADEX, pursuant to which the Company agreed to advance ADEX up to $900 in order to fund payments related to the extension of the date by which ADEX must complete the merger. As of April 6, 2023, the Company has advanced a total of $444 to ADEX under the amended and restated promissory note. Interest accrues from the applicable borrowing date on the outstanding principal balance at a rate per annum equal to the Applicable Federal Rate set forth by the Internal Revenue Service. All unpaid principal and accrued and unpaid interest under the amended and restated promissory note is due and payable in full on the earlier of (i) the date on which a definitive decision to liquidate ADEX is made by its board of directors, and (ii) the effective date of the merger involving the ADEX and the Company pursuant to the Merger Agreement.
On January 24, 2023, the Company exercised its option to extend its office lease in Cincinnati, Ohio for a two
-
year term. The monthly rent on the lease, which includes CAM, interest and taxes, is approximately $3 for both remaining years.
On March 12, 2023, Signature Bank was closed by the New York State Department of Financial Services and the U.S. Federal Deposit Insurance Corp (FDIC) was named Receiver. The Company has a restricted cash balance of $323 at Signature Bank, which provides underlying support to an irrevocable letter of credit that was issued by Signature Bank for a surety bond. To protect depositors, the FDIC transferred all the deposits and substantially all of the assets of Signature Bank to Signature Bridge Bank, National Association (N.A.), a full-service bank that will be operated by the FDIC. The Company did not incur any losses related to the event and is currently seeking an alternative bank which can replace the irrevocable letter of credit.
On March 31, 2023, a wholly-owned subsidiary of the Company sold a parcel of land in Campbell County, Tennessee for approximately $1,200. On April 5, 2023, the Company also sold various electrical equipment for approximately $500. The property and equipment are superfluous to the Company’s current business needs, and its sale will not impact the Company’s existing operations.

ADIT EDTECH ACQUISITION CORP [Member]
Subsequent Event [Line Items]
Subsequent Events
NOTE 9 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to
t
he date that the unaudited condensed consolidated financial statements were issued. Based upon this review, other than described below, the Company did not identify any subsequent events other than noted below that would have required adjustment or disclosure in the condensed consolidated financial statements.
In connection with the fourth month of the Second Extension, on October 13, 2023, GRIID Infrastructure deposited $60,000 into the Company’s Trust Account for the Company’s public stockholders on behalf of the Company. This deposit is loaned to the Company pursuant to the GRIID Note. The outstanding principal amount under the GRIID Note is $1,478,272.

NOTE 10. Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events other than noted below that would have required adjustment or disclosure in the consolidated financial statements.
The Company in January 2023 instructed Continental Stock Transfer & Trust Company, the trustee with respect to the Trust Account, to liquidate the U.S. government treasury obligations or money market funds held in the Trust Account and thereafter to hold all funds in the Trust Account in cash until the earlier of consummation of the Company’s initial business combination or liquidation. As a result, all funds in the Trust Account are currently held in cash.
On January 12, February 8, 2023 and March 12, 2023, the board of directors of the Company elected to extend the date by which the Company must complete an initial business combination, on each occasion by one month, from January 14, 2023 to April 14, 2023 (the “Extensions”). In connection with the Extension, GRIID Infrastructure LLC deposited an aggregate of $444,136 (representing $0.06 per public share per month) into the Company’s Trust Account on behalf of the Company. This deposit was loaned to the Company pursuant to a promissory note issued by the Company to GRIID Infrastructure on January 13, 2023. The Extensions are the first, second and third of six one-month
extensions permitted under the Company’s governing documents and provides the Company with additional time to complete it
s
 initial business combination.
Loans may be made under the above note in an aggregate principal amount of up to $900,000.
Currently, the outstanding principal amount under the Note is $
444,136
. Interest will accrue on the outstanding principal amount of the Note at a rate per annum equal to the Applicable Federal Rate set forth by the Internal Revenue Service pursuant to Section 1274(d) of the Internal Revenue Code. The Note has a maturity date of the earlier of (i) any determination by the Company’s board of directors to liquidate the Company and (ii) the effective date of the merger involving Griid Holdco LLC and the Company pursuant to the Merger Agreement. The failure to timely repay outstanding amounts under the Note within five days of the maturity date or the occurrence of certain liquidation and bankruptcy events constitute an event of default under the Note and could result in acceleration of the Company’s repayment obligations thereunder.
On February 7, 2023, the New York Stock Exchange (the “NYSE”) notified the Company that trading in the Company’s common stock, units and warrants had been halted, as the Company no longer satisfied the continued listing standard of the NYSE requiring the Company to maintain an average aggregate global market capitalization attributable to its publicly held shares over a consecutive 30 trading day period of at least $40,000,000. On February 13, 2023, the Company was approved for listing on the NYSE American LLC (the “NYSE American”) and its common stock, units and warrants began trading on the NYSE American on February 16, 2023.